Business Combination (Details) - Schedule of represents the purchase price allocation at the dates of the acquisition	1 Months Ended
Mar. 25, 2021 USD ($)
Schedule of represents the purchase price allocation at the dates of the acquisition [Abstract]
Cash and cash equivalents	$ 24,276
Other current assets	32,250
Current liabilities	(58,297)
Goodwill	329,534
Total purchase price	$ 327,763